Consolidated Balance Sheets $ in Thousands	Dec. 31, 2019 USD ($)
Current assets:
Cash	$ 56,655
Trade receivables, net	31,427
Inventories, net	35,611
Prepaid expenses and other current assets	3,998
Total current assets	127,691
Property and equipment, net	37,845
Deferred tax assets	206
Goodwill	101,672
Intangible assets, net	258,297
Total assets	525,711
Current liabilities:
Accounts payable	12,093
Current maturities of long-term debt	6,891
Accrued expenses and other current liabilities	22,233
Contingent consideration liability	8,978
Total current liabilities	50,195
Long-term debt, net of discount and current portion	216,332
Deferred income tax liabilities, net	60,008
Liability for uncertain tax positions	5,075
Other long-term liabilities	306
Total liabilities	331,916
Commitments and contingencies
Stockholders' equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized as of December 31, 2020 and 2019; 118,854,249 and 96,498,943 shares issued and outstanding as of December 31, 2020 and 2019, respectively	10
Additional paid-in capital	196,474
(Accumulated deficit) retained earnings	(2,218)
Accumulated other comprehensive income (loss)	(471)
Total stockholders' equity	193,795
Total liabilities and stockholders' equity	$ 525,711